Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment, net [Abstract]
Schedule of Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Building	$2,734,965	2,811,776
Office Equipment	191,073	195,604
Electronic Equipment	203,588	189,983
Vehicles	224,023	231,751
Machinery Equipment	471,202	484,436
Building Improvement	809,045	831,767
Construction in progress	6,152	—
Subtotal	$4,640,048	$4,745,317
Less: accumulated depreciation	(1,602,736)	(1,348,150)
Total	$3,037,312	$3,397,167